Convertible debentures and promissory notes payable	3 Months Ended
Feb. 28, 2022
Convertible debentures and promissory notes payable
Convertible debentures and promissory notes payable

5. Convertible debentures and promissory notes payable

(a) Convertible debentures

Amounts due to the related parties are payable to two shareholders who are also officers and directors of the Company.

	February 28,	November 30,
	2022	2021
Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
payable monthly (“2018 Debenture”)	$500,000	$500,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“May 2019 Debenture”)	1,050,000	1,050,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“November 2019 Debenture”)	229,167	201,483
	$1,779,167	$1,751,483

On January 10, 2013, the Company completed a private placement financing of the unsecured convertible 2013 Debenture in the original principal amount of $1.5 million, which was originally scheduled to mature on January 1, 2015. The 2013 Debenture bore interest at a rate of 12% per annum, payable monthly, was pre-payable at any time at the option of the Company and was convertible at any time into common shares at a conversion price of $30.00 per common share at the option of the holder. Dr. Isa Odidi and Dr. Amina Odidi, shareholders, directors and executive officers of the Company purchased the 2013 Debenture and provided the Company with the original $1.5 million of the proceeds for the 2013 Debenture.

Effective October 1, 2014, the maturity date for the 2013 Debenture was extended to July 1, 2015. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $126,414, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 15% effective rate of interest.

Effective June 29, 2015, the July 1, 2015 maturity date for the 2013 Debenture was further extended to January 1, 2016. Under ASC Subtopic 470-50, the change in the maturity date for the debt instrument resulted in an extinguishment of the original 2013 Debenture as the change in the fair value of the embedded conversion option was greater than 10% of the carrying amount of the 2013 Debenture. In accordance with ASC Section 470-50-40 Debt-Modifications and Extinguishments-Derecognition, the 2013 Debenture was recorded at fair value. The difference between the fair value of the convertible 2013 Debenture after the extension and the net carrying value of the 2013 Debenture prior to the extension of $114,023 was recognized as a loss on the statement of operations and comprehensive loss. The carrying amount of the debt instrument was accreted to the face amount of the 2013 Debenture over the remaining life of the 2013 Debenture using a 14.6% effective rate of interest.

Effective December 8, 2015, the January 1, 2016 maturity date for the 2013 Debenture was further extended to July 1, 2016. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $83,101, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 6.6% effective rate of interest.

Effective May 26, 2016, the July 1, 2016 maturity date for the 2013 Debenture was further extended to December 1, 2016. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $19,808, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 4.2% effective rate of interest.

Effective December 1, 2016, the maturity date for the 2013 Debenture was further extended to April 1, 2017and a principal repayment of $150,000 was made at the time of the extension. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $106,962, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 26.3% effective rate of interest.

Effective March 28, 2017, the maturity date for the 2013 Debenture was further extended to October 1, 2017. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $113,607, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 15.2% effective rate of interest.

Effective September 28, 2017, the maturity date for the 2013 Debenture was further extended to October 1, 2018. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $53,227, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 4.9% effective rate of interest.

Effective October 1, 2018, the maturity date for the 2013 Debenture was further extended to April 1, 2019. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,350,000 and recorded the new convertible debt at the fair value of $1,350,000, resulting in no gain or loss. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a nominal effective rate of interest. In December 2018, a principal repayment of $300,000 was made on the 2013 Debenture to Drs. Isa and Amina Odidi.

Effective April 1, 2019, the maturity date for the 2013 Debenture was further extended to May 1, 2019.Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a nominal effective rate of interest.

On April 4, 2019, a tentative approval from TSX was received for a proposed refinancing of the 2013 Debenture subject to certain conditions being met. As a result of the refinancing, the principal amount owing under the 2013 Debenture was refinanced by the May 2019 Debenture. On May 1, 2019, the May2019 Debenture was issued in the principal amount of $1,050,000, that was originally scheduled to mature on November 1, 2019, bears interest at a rate of 12% per annum and is convertible into 1,779,661 common shares of the Company at a conversion price of $0.59 per common share. Dr. Isa Odidi and Dr. Amina Odidi, who are shareholders, directors, and executive officers of the Company, are the holders of the May 2019 Debenture.

Effective November 1, 2019, the maturity date for the May 2019 Debenture was extended to December31, 2019.Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument was accreted over the remaining life of the May 2019 Debenture using a nominal effective rate of interest.

Effective December 31, 2019, the December 31, 2019 maturity date for the May 2019 Debenture was further extended to February 1, 2020. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. As the conversion price was lower than the market share price, the beneficial conversion feature valued at December 31, 2019 of $427,119 was allocated to Additional paid-in capital. Subsequently, the fair value of the May 2019 Debenture was accreted over the remaining life of the May 2019 Debenture using an effective rate of interest of 782.7%.

Effective January 31, 2020, the February 1, 2020 maturity date was further extended to March 31, 2020.Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument was accreted over the remaining life of the May 2019 Debenture using a nominal effective rate of interest.

Effective March31, 2020, the maturity date for the May 2019 Debenture was further extended to May 15, 2020.Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument was accreted over the remaining life of the May 2019 Debenture using a nominal effective rate of interest.

Effective May 15, 2020, the maturity date for the May 2019 Debenture was further extended to June 12, 2020.Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument was accreted over the remaining life of the May 2019 Debenture using a nominal effective rate of interest.

Effective June 12, 2020, the maturity date for the May 2019 Debenture was further extended to July 15, 2020.Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument was accreted over the remaining life of the May 2019 Debenture using a nominal effective rate of interest.

Effective July 15, 2020, the maturity date for the May 2019 Debenture was further extended to December 31, 2020.Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the May 2019 Debenture using a nominal effective rate of interest.

Effective December 31, 2020, the maturity date for the May 2019 Debenture was further extended to May 31, 2021. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the May 2019 Debenture using a nominal effective rate of interest.

Effective May 31, 2021, the maturity date for the May 2019 Debenture was further extended to July 31, 2021. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the May 2019 Debenture using a nominal effective rate of interest.

Effective July 31, 2021, the maturity date for the May 2019 Debenture was further extended to October 31, 2021. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the May 2019 Debenture using a nominal effective rate of interest.

Effective October 31, 2021, the maturity date for the May 2019 Debenture was further extended to February28, 2022. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $1,050,000 and recorded the new convertible debt at the fair value of $1,050,000, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the May 2019 Debenture using a nominal effective rate of interest.

On September 10, 2018, the Company completed a private placement financing of the unsecured convertible 2018 Debenture in the principal amount of $0.5 million. The 2018 Debenture matured on September 1, 2020. The 2018 Debenture bore interest at a rate of 10% per annum, payable monthly, was pre-payable at any time at the option of the Company and was convertible at any time into common shares of the Company at a conversion price of $3.00 per common share at the option of the holder. Dr. Isa Odidi and Dr. Amina Odidi, who are shareholders, directors and executive officers of the Company provided the Company with the $0.5 million of the proceeds for the 2018 Debenture.

At issuance, as the conversion price was lower than the market share price, the beneficial conversion feature valued at September 10, 2018 of $66,667 was allocated to Additional paid-in capital. Subsequently, the fair value of the 2018 Debenture was accreted over the remaining life of the 2018 Debenture using an effective rate of interest of 7.3%. Effective September 1, 2020, the maturity date for the 2018 Debenture was further extended to November 30, 2020.Under ASC 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $0.5 million and recorded the new convertible debt at the fair value of $0.5 million, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the 2018 Debenture using a nominal effective rate of interest.

Effective November 30, 2020, the maturity date for the 2018 Debenture was further extended to May 31, 2021. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $0.5 million and recorded the new convertible debt at the fair value of $0.5 million, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the 2018 Debenture using a nominal effective rate of interest.

Effective May 31, 2021, the maturity date for the 2018 Debenture was further extended to July 31, 2021. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $0.5 million and recorded the new convertible debt at the fair value of $0.5 million, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the 2018 Debenture using a nominal effective rate of interest.

Effective July 31, 2021, the maturity date for the 2018 Debenture was further extended to October 31, 2021. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $0.5 million and recorded the new convertible debt at the fair value of $0.5 million, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the 2018 Debenture using a nominal effective rate of interest.

Effective October 31, 2021, the maturity date for the 2018 Debenture was further extended to February28, 2022. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment of debt. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $0.5 million and recorded the new convertible debt at the fair value of $0.5 million, resulting in no gain or loss. The carrying amount of the debt instrument is accreted over the remaining life of the 2018 Debenture using a nominal effective rate of interest.

On August 26, 2019, the Company completed a private placement financing of the unsecured August 2019 Debenture in the principal amount of $140,800. The August 2019 Debenture was originally scheduled to mature on August 26, 2020, bore interest at a rate of 8% per annum, was pre-payable at any time at the option of the Company up to 180 days from date of issuance with pre-payment penalties ranging from 5% - 30% and was convertible at the option of the holder into common shares after 180 days at a conversion price which was equal to 75% of the market price (defined as the average of the lowest three (3) trading prices for the common shares during the twenty (20) trading day period prior to the conversion date).The Company incurred $15,800 in debt issuance costs of which $7,031 was debited to Additional paid-in capital and $8,769 was offset against the convertible debenture.

At issuance, as the conversion price was lower than the market share price, the beneficial conversion feature valued at August 26, 2019 of $62,655 was allocated to Additional paid-in capital. Subsequently, the fair value of the August 2019 Debenture was accreted over the remaining life of the August 2019 Debenture using an effective rate of interest of 77.1%.

In November 2019, the August 2019 Debenture was fully paid, and the value of the beneficial conversion feature was recalculated at settlement in the amount of $88,652, which was offset to Additional paid-in capital and $4,419 gain on settlement was recognized in the consolidated statements of operations and comprehensive loss.

On November 15, 2019, the Company completed a private placement financing of the unsecured convertible November 2019 Debenture in the principal amount of $0.25 million. The November 2019 Debenture was originally scheduled to mature on December31, 2019. The November 2019 Debenture bore interest at a rate of 12% per annum, payable monthly, was pre-payable at any time at the option of the Company and was convertible at any time into common shares of the Company at a conversion price of $0.12 per common share at the option of the holder. Dr. Isa Odidi and Dr. Amina Odidi, who are shareholders, directors and executive officers of the Company provided the Company with the $0.25 million of the proceeds for the November 2019 Debenture.

At issuance, as the conversion price was lower than the market share price, the beneficial conversion feature valued at November 15, 2019 of $41,667 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019 Debenture was accreted over the remaining life of the November 2019 Debenture using an effective rate of interest of 152.4%.

Effective January31, 2020, the December 31, 2019 maturity date for the November 2019 Debenture was further extended to March 31, 2020.Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment. In accordance with ASC paragraph 470-50-40-2, extinguishment transactions between related entities are treated as capital transactions. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $250,000 and recorded the new convertible debt at the fair value of $250,000, resulting in no gain or loss. As the conversion price was lower than the market share price, the beneficial conversion feature valued at January 31, 2020 of $125,000 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019 Debenture was accreted over the remaining life of the November 2019 Debenture using an effective rate of interest of 504.4%.

Effective March31, 2020, the maturity date for the November 2019 Debenture was further extended to May 15, 2020.Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment. In accordance with ASC paragraph 470-50-40-2, extinguishment transactions between related entities are treated as capital transactions. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $250,000 and recorded the new convertible debt at the fair value of $250,000, resulting in no gain or loss. As the conversion price was lower than the market share price, the beneficial conversion feature valued at March 31, 2020 of $20,833 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019Debenture was accreted over the remaining life of the November 2019 Debenture using an effective rate of interest of 72.4%.

Effective May 15, 2020, the maturity date for the November 2019 Debenture was further extended to June 12, 2020.Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment. In accordance with ASC paragraph 470-50-40-2, extinguishment transactions between related entities are treated as capital transactions. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $250,000 and recorded the new convertible debt at the fair value of $250,000, resulting in no gain or loss. As the conversion price was lower than the market share price, the beneficial conversion feature valued at May 15, 2020 of $41,667 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019 Debenture was accreted over the remaining life of the November 2019 Debenture using an effective rate of interest of 260.9%.

Effective June 12, 2020, the maturity date for the November 2019 Debenture was further extended to July 15, 2020. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment. In accordance with ASC paragraph 470-50-40-2, extinguishment transactions between related entities are treated as capital transactions. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $250,000 and recorded the new convertible debt at the fair value of $250,000, resulting in no gain or loss. As the conversion price was lower than the market share price, the beneficial conversion feature valued at June 12, 2020 of $41,666 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019 Debenture was accreted over the remaining life of the November 2019 Debenture using an effective rate of interest of 211.4%.

Effective July 15, 2020, the maturity date for the November 2019 Debenture was further extended to December 31, 2020.Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment. In accordance with ASC paragraph 470-50-40-2, extinguishment transactions between related entities are treated as capital transactions. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $250,000 and recorded the new convertible debt at the fair value of $250,000, resulting in no gain or loss. As the conversion price was lower than the market share price, the beneficial conversion feature valued at July 15, 2020 of $41,667 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019Debenture is accreted over the remaining life of the November 2019 Debenture using an effectiverate of interest of 40.0%.

Effective December 31, 2020, the maturity date for the November 2019 Debenture was further extended to May 31, 2021. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment. In accordance with ASC paragraph 470-50-40-2, extinguishment transactions between related entities are treated as capital transactions. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $250,000 and recorded the new convertible debt at the fair value of $250,000, resulting in no gain or loss. As the conversion price was lower than the market share price, the beneficial conversion feature valued at December 31, 2020 of $41,667 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019 Debenture is accreted over the remaining life of the November 2019 Debenture using an effective rate of interest of 44.9%.

Effective May 31, 2021, the maturity date for the November 2019 Debenture was further extended to July 31, 2021. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment. In accordance with ASC paragraph 470-50-40-2, extinguishment transactions between related entities are treated as capital transactions. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $250,000 and recorded the new convertible debt at the fair value of $250,000, resulting in no gain or loss. As the conversion price was lower than the market share price, the beneficial conversion feature valued at May 31, 2021 of $125,000 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019 Debenture is accreted over the remaining life of the November 2019 Debenture using an effective rate of interest of 496.1%.

Effective July 31, 2021, the maturity date for the November 2019 Debenture was further extended to October 31, 2021. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment. In accordance with ASC paragraph 470-50-40-2, extinguishment transactions between related entities are treated as capital transactions. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $250,000 and recorded the new convertible debt at the fair value of $250,000, resulting in no gain or loss. As the conversion price was lower than the market share price, the beneficial conversion feature valued at July 31, 2021 of $125,000 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019 Debenture is accreted over the remaining life of the November 2019 Debenture using an effective rate of interest of 309.6%.

Effective October 31, 2021, the maturity date for the November 2019 Debenture was further extended to February 28, 2022. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment. In accordance with ASC paragraph 470-50-40-2, extinguishment transactions between related entities are treated as capital transactions. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $250,000 and recorded the new convertible debt at the fair value of $250,000, resulting in no gain or loss. As the conversion price was lower than the market share price, the beneficial conversion feature valued at October 31, 2021 of $62,500 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019 Debenture is accreted over the remaining life of the November 2019 Debenture using an effective rate of interest of 90.8%.

Effective February 28, 2022, the maturity date for the November 2019 Debenture was further extended to May 31, 2022. Under ASC Subtopic 470-50, the change in the debt instrument was accounted for as an extinguishment. In accordance with ASC paragraph 470-50-40-2, extinguishment transactions between related entities are treated as capital transactions. At the date of extinguishment, the Company derecognized the carrying amount of convertible debt of $250,000 and recorded the new convertible debt at the fair value of $250,000, resulting in no gain or loss. As the conversion price was lower than the market share price, the beneficial conversion feature valued at February 28, 2022 of $20,833 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019 Debenture is accreted over the remaining life of the November 2019 Debenture using an effective rate of interest of 35.1%.

Accreted interest expense during the three months ended February 28, 2022 is $48,517 (three months ended February 28, 2021 - $23,604) and has been included in interest expense in the condensed unaudited interim consolidated statements of operations and comprehensive loss. In addition, the coupon interest on the 2018 Debenture, May 2019 Debenture and November 2019 Debenture (collectively, the “Debentures”) for the three months ended February 28, 2022 is $50,760 (three months ended February 28, 2021 – $50,760) and has also been included in interest expense in the condensed unaudited interim consolidated statements of operations and comprehensive loss.

(b) Promissory notes payable

	February 28,	November 30,
	2022	2021
	$	$
Promissory notes payable to two directors and officers
of the Company, unsecured, no annual interest
rate on the outstanding loan balance	167,061	165,878

	167,061	165,878

In September 2019, the Company issued two unsecured, non-interest bearing promissory notes, with no fixed repayment terms, in the amounts of US$6,500 and CDN$203,886, to Dr. Isa Odidi and Dr. Amina Odidi, who are shareholders, directors and executive officers of the Company.